Fair Value Measurements - Fair value of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 157,814	$ 159,467
Cash and cash equivalents - Fair Value	157,814	159,467
Restricted cash - Book Value	17,284	9,979
Restricted cash - Fair Value	17,284	9,979
Amounts due from related parties, long-term - Book Value	41,403	35,245
Amounts due from related parties, long-term - Fair Value	41,403	35,245
Amounts due to related parties, short-term - Book Value	(104,751)	(64,204)
Amounts due to related parties, short-term - Fair Value	(104,751)	(64,204)
Long-term borrowings, including current portion, net - Book Value	(1,945,447)	(1,361,709)
Long-term borrowings, including current portion, net - Fair Value	$ (1,960,175)	$ (1,374,445)